Document and Entity Information	Mar. 05, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001838163
Document Type	8-K
Document Period End Date	Mar. 05, 2024
Entity Registrant Name	DHC ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40130
Entity Tax Identification Number	98-1574798
Entity Address, Address Line One	1900 West Kirkwood Blvd
Entity Address, Address Line Two	Suite 1400B
Entity Address, City or Town	Southlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	(214)
Local Phone Number	452-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-third of one Redeemable Warrant
Trading Symbol	DHCAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	DHCA
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	DHCAW
Security Exchange Name	NASDAQ